BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 89.2%
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 2.1%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,515,000		$565,401	(a)(b)
Altice France SA, Senior Secured Notes	3.375%	1/15/28	1,190,000	EUR	921,355	(a)
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	890,000		659,293	(a)(b)
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000		180,804	(b)
Level 3 Financing Inc., Senior Notes	4.625%	9/15/27	1,300,000		989,047	(a)(b)

Total Diversified Telecommunication Services					3,315,900

Interactive Media & Services - 2.9%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	2,200,000		1,849,530	(a)(b)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	4,000,000		2,857,400	(a)(b)

Total Interactive Media & Services					4,706,930

Media - 1.2%
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	775,000		608,334	(a)(b)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,000,000		1,007,988	(a)(b)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	725,000		275,500	(b)

Total Media					1,891,822

Wireless Telecommunication Services - 4.8%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	3,478,125		3,440,442	(a)(b)
United States Cellular Corp., Senior Notes	6.700%	12/15/33	3,500,000		3,039,400	(b)
Xiaomi Best Time International Ltd., Senior Notes	3.375%	4/29/30	1,600,000		1,321,741	(a)(b)

Total Wireless Telecommunication Services					7,801,583

TOTAL COMMUNICATION SERVICES					17,716,235

CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.9%
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	1,500,000		1,396,850	(a)(b)

Hotels, Restaurants & Leisure - 3.7%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	3,000,000		2,657,282	(a)(b)
GPS Hospitality Holding Co. LLC/GPS Finco Inc., Senior Secured Notes	7.000%	8/15/28	1,225,000		807,479	(a)(b)
Marriott Ownership Resorts Inc., Senior Notes	4.500%	6/15/29	580,000		503,336	(a)(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	1,450,000	$1,342,889	(a)(b)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	645,000	633,743	(a)(b)

Total Hotels, Restaurants & Leisure				5,944,729

Leisure Products - 0.4%
Vista Outdoor Inc., Senior Notes	4.500%	3/15/29	730,000	621,584	(a)(b)

Specialty Retail - 1.9%
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	370,000	357,895	(a)(b)
Gap Inc., Senior Notes	3.875%	10/1/31	1,395,000	998,835	(a)(b)
Grupo Axo SAPI de CV, Senior Notes	5.750%	6/8/26	690,000	604,719	(a)(b)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,400,000	1,191,778	(a)(b)

Total Specialty Retail				3,153,227

TOTAL CONSUMER DISCRETIONARY				11,116,390

CONSUMER STAPLES - 3.6%
Food Products - 2.7%
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	630,000	514,710	(a)(b)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	3,000,000	2,970,010	(a)(b)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	1,115,000	932,118	(a)(b)

Total Food Products				4,416,838

Tobacco - 0.9%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	1,480,000	1,382,263	(a)(b)

TOTAL CONSUMER STAPLES				5,799,101

ENERGY - 20.3%
Oil, Gas & Consumable Fuels - 20.3%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	2,000,000	1,986,602	(a)(b)
CITGO Petroleum Corp., Senior Secured Notes	6.375%	6/15/26	1,425,000	1,383,547	(a)
CNX Resources Corp., Senior Notes	6.000%	1/15/29	1,310,000	1,226,451	(a)(b)
Diamondback Energy Inc., Senior Notes	6.250%	3/15/33	2,740,000	2,863,785	(b)
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	1,000,000	1,024,920	(b)
Energian Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	2,500,000	2,272,925	(c)
Geopark Ltd., Senior Notes	5.500%	1/17/27	1,620,000	1,393,624	(a)(b)
Hess Corp., Senior Notes	5.600%	2/15/41	3,000,000	2,866,251	(b)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	1,000,000	$970,000	(c)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	2,315,000	2,276,988	(a)(b)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	445,000	424,300	(a)(b)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	2,500,000	2,297,031	(a)(b)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	5,290,000	4,345,304	(b)
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	1,420,000	1,121,253	(a)(b)
Talos Production Inc., Secured Notes	12.000%	1/15/26	1,375,000	1,439,955	(b)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	4,000,000	3,700,280	(a)(b)
YPF SA, Senior Secured Notes	9.000%	2/12/26	1,235,385	1,232,074	(c)

TOTAL ENERGY				32,825,290

FINANCIALS - 25.6%
Banks - 8.3%
Banco Santander SA, Junior Subordinated Notes (7.500% to 2/8/24 then USD 5 year ICE Swap Rate + 4.989%)	7.500%	2/8/24	1,400,000	1,360,373	(c)(d)(e)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	6,345,000	7,608,917	(b)
KeyBank NA, Senior Notes (SOFR + 0.340%)	5.601%	1/3/24	2,350,000	2,325,063	(b)(e)
NatWest Group PLC, Junior Subordinated Notes (4.600% to 12/28/31 then 5 year Treasury Constant Maturity Rate + 3.100%)	4.600%	6/28/31	1,840,000	1,311,709	(b)(d)(e)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,000,000	800,963	(b)(e)

Total Banks				13,407,025

Capital Markets - 8.3%
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	1,745,000	1,616,365	(b)
Blue Owl Capital Corp., Senior Notes	4.000%	3/30/25	1,085,000	1,029,485	(b)
Blue Owl Technology Finance Corp., Senior Notes	4.750%	12/15/25	3,385,000	3,124,993	(a)(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	7,000,000	7,592,720	(b)

Total Capital Markets				13,363,563

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 5.0%
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	1,920,000	$1,886,002	(b)
PRA Group Inc., Senior Notes	5.000%	10/1/29	3,700,000	2,813,636	(a)(b)
World Acceptance Corp., Senior Notes	7.000%	11/1/26	3,800,000	3,340,161	(a)(b)

Total Consumer Finance				8,039,799

Financial Services - 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	2,970,000	2,592,813	(b)
Enact Holdings Inc., Senior Notes	6.500%	8/15/25	1,000,000	990,989	(a)(b)
Freedom Mortgage Corp., Senior Notes	8.125%	11/15/24	3,000,000	2,986,975	(a)(b)

Total Financial Services				6,570,777

TOTAL FINANCIALS				41,381,164

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Select Medical Corp., Senior Notes	6.250%	8/15/26	560,000	555,732	(a)(b)

INDUSTRIALS - 8.6%
Aerospace & Defense - 3.2%
Avolon Holdings Funding Ltd., Senior Notes	6.375%	5/4/28	5,180,000	5,165,809	(a)(b)

Building Products - 1.1%
IEA Energy Services LLC, Senior Notes	6.625%	8/15/29	1,880,000	1,824,870	(a)(b)

Commercial Services & Supplies - 0.3%
Deluxe Corp., Senior Notes	8.000%	6/1/29	565,000	475,210	(a)(b)

Construction & Engineering - 0.2%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	300,000	264,898	(a)(b)

Marine Transportation - 0.7%
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., Senior Secured Notes	10.750%	7/1/25	1,140,000	1,114,464	(a)(b)

Passenger Airlines - 0.1%
Air Canada Pass-Through Trust	5.250%	4/1/29	155,663	151,797	(a)(b)

Professional Services - 1.6%
Concentrix Corp., Senior Notes	6.850%	8/15/30	2,700,000	2,611,895	(f)

Trading Companies & Distributors - 1.4%
BOC Aviation USA Corp., Senior Notes	4.875%	5/3/33	2,300,000	2,239,804	(a)(b)

TOTAL INDUSTRIALS				13,848,747

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 5.0%
Communications Equipment - 3.6%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,350,000	$1,023,482	(a)(b)
CommScope Inc., Senior Notes	7.125%	7/1/28	495,000	327,245	(a)(b)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,370,000	1,258,844	(a)(b)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	2,200,000	2,111,172	(a)(b)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	1,300,000	1,172,502	(a)(b)

Total Communications Equipment				5,893,245

IT Services - 0.4%
Sabre GLBL Inc., Senior Secured Notes	9.250%	4/15/25	628,000	589,491	(a)(b)

Semiconductors & Semiconductor Equipment - 0.2%
Synaptics Inc., Senior Notes	4.000%	6/15/29	285,000	246,308	(a)(b)

Software - 0.8%
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	1,410,000	1,263,733	(a)(b)

TOTAL INFORMATION TECHNOLOGY				7,992,777

MATERIALS - 5.0%
Chemicals - 0.5%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	1,340,000	921,723	(a)(b)

Metals & Mining - 4.5%
Alcoa Nederland Holding BV, Senior Notes	4.125%	3/31/29	1,645,000	1,476,927	(a)(b)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,920,000	2,874,769	(a)
New Gold Inc., Senior Notes	7.500%	7/15/27	100,000	95,704	(a)(b)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	3,000,000	2,779,685	(a)(b)

Total Metals & Mining				7,227,085

TOTAL MATERIALS				8,148,808

REAL ESTATE - 0.7%
Hotel & Resort REITs - 0.4%
XHR LP, Senior Secured Notes	4.875%	6/1/29	850,000	740,181	(a)(b)

Real Estate Management & Development - 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	575,000	426,090	(a)(b)

TOTAL REAL ESTATE				1,166,271

UTILITIES - 2.2%
Electric Utilities - 0.6%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	1,184,302	1,029,140	(a)(b)

Gas Utilities - 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000	589,857	(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Water Utilities - 1.2%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	2,000,000		$1,963,100	(a)(b)

TOTAL UTILITIES					3,582,097

TOTAL CORPORATE BONDS & NOTES (Cost - $150,161,025)					144,132,612

SOVEREIGN BONDS - 54.1%
Brazil - 16.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	55,800,000	BRL	11,719,714
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	70,715,000	BRL	14,448,787

Total Brazil					26,168,501

Colombia - 16.9%
Colombian TES, Bonds	7.000%	3/26/31	43,770,000,000	COP	9,374,848
Colombian TES, Bonds	7.250%	10/26/50	98,120,000,000	COP	17,913,756

Total Colombia					27,288,604

Mexico - 13.7%
Mexican Bonos, Bonds	8.000%	11/7/47	170,400,000	MXN	9,275,784
Mexican Bonos, Bonds	8.000%	7/31/53	146,000,000	MXN	7,878,943
Mexican Bonos, Senior Notes	7.750%	11/13/42	94,100,000	MXN	5,019,360

Total Mexico					22,174,087

South Africa - 7.3%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	283,800,000	ZAR	11,723,338

TOTAL SOVEREIGN BONDS (Cost - $86,824,536)					87,354,530

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 19.9%
Banc of America Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.008%	2/15/50	38,615,628		1,088,602	(e)
BANK, 2017-BNK4 XA, IO	1.339%	5/15/50	3,837,661		145,923	(e)
BBVA RMBS 2 FTA, 2007-2 C (3 mo. EURIBOR + 0.540%)	4.087%	9/17/50	837,433	EUR	839,075	(c)(e)
Bellemeade RE Ltd., 2020-2A M2 (1 mo. USD LIBOR + 6.000%)	11.412%	8/26/30	1,169,992		1,189,845	(a)(e)
Bellemeade RE Ltd., 2020-3A M1C (1 mo. USD LIBOR + 3.700%)	9.112%	10/25/30	724,299		732,565	(a)(e)
Eagle RE Ltd., 2021-2 M1B (30 Day Average SOFR + 2.050%)	7.119%	4/25/34	2,500,000		2,511,759	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (30 Day Average SOFR + 5.214%)	10.283%	6/25/50	1,451,327		1,561,402	(a)(e)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.469%	2/25/42	1,800,000		$1,806,335	(a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (30 Day Average SOFR + 1.914%)	6.983%	7/25/30	1,235,407		1,236,379	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 M3 (30 Day Average SOFR + 2.514%)	7.583%	2/25/47	1,721,413		1,751,296	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA2 M2 (30 Day Average SOFR + 2.564%)	7.633%	3/25/49	935,395		940,693	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (30 Day Average SOFR + 3.664%)	8.733%	7/25/30	1,200,000		1,264,376	(a)(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 2B1 (30 Day Average SOFR + 4.214%)	9.283%	3/25/31	2,000,000		2,158,388	(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R02 1B1 (30 Day Average SOFR + 4.264%)	9.333%	8/25/31	3,000,000		3,137,100	(a)(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.283%	7/25/39	181,272		185,732	(a)(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.433%	1/25/40	1,025,000		1,010,103	(a)(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2022-R03 1M2 (30 Day Average SOFR + 3.500%)	8.569%	3/25/42	1,200,000		1,242,141	(a)(b)(e)
FREMF Mortgage Trust, 2019-K102 C	3.531%	12/25/51	2,580,000		2,258,099	(a)(e)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%)	3.877%	3/22/43	7,400,000	EUR	4,206,337	(c)(e)
Oaktown RE VI Ltd., 2021-1A M1B (30 Day Average SOFR + 2.050%)	7.119%	10/25/33	577,313		578,496	(a)(e)
RMAC Securities No 1 PLC, 2006-NS1X B1C (3 mo. EURIBOR + 0.880%)	4.366%	6/12/44	1,305,146	EUR	1,328,220	(c)(e)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Wells Fargo Commercial Mortgage Trust, 2019-C51 D	3.000%	6/15/52	1,500,000	$925,259	(a)
WF-RBS Commercial Mortgage Trust, 2013-C15 XA, IO	0.171%	8/15/46	9,367,760	94	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $33,541,415)				32,098,219

MORTGAGE-BACKED SECURITIES - 1.6%
FHLMC - 1.6%
Federal Home Loan Mortgage Corp. (FHLMC) (Cost - $2,592,399)	5.000%	9/1/52	2,603,120	2,546,224

CONVERTIBLE BONDS & NOTES - 1.0%
COMMUNICATION SERVICES - 1.0%
Media - 1.0%
DISH Network Corp., Senior Notes (Cost - $2,918,579)	3.375%	8/15/26	3,070,000	1,717,665	(b)

SENIOR LOANS - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobile Components - 0.6%
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.000%) (Cost - $956,334)	10.881%	3/30/27	992,506	982,586	(e)(h)(i)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $276,994,288)				268,831,836

			SHARES
SHORT-TERM INVESTMENTS - 1.3%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $2,099,800)	5.183%		2,099,800	2,099,800	(j)(k)

TOTAL INVESTMENTS - 167.7% (Cost - $279,094,088)				270,931,636
Liabilities in Excess of Other Assets - (67.7)%				(109,383,140)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$161,548,496

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Rate shown is one-day yield as of the end of the reporting period.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $2,099,800 and the cost was $2,099,800 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
ICE	— Intercontinental Exchange
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report	9

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

At July 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	310	9/23	$32,985,361	$33,114,296	$128,935
U.S. Treasury 10-Year Notes	170	9/23	19,325,444	18,939,063	(386,381)

					(257,446)

Contracts to Sell:
E-mini Nasdaq 100 Index	35	9/23	10,823,704	11,100,250	(276,546)

Net unrealized depreciation on open futures contracts					$(533,992)

At July 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,190,000	USD	1,319,043	HSBC Securities Inc.	8/4/23	$(10,390)
EUR	4,440,000	USD	4,888,280	JPMorgan Chase & Co.	8/4/23	(5,572)
EUR	8,000,000	USD	8,807,712	JPMorgan Chase & Co.	8/4/23	(10,039)
USD	21,468,798	EUR	19,500,000	JPMorgan Chase & Co.	8/4/23	24,470
EUR	19,500,000	USD	21,585,108	Morgan Stanley & Co. Inc.	8/4/23	(140,780)
USD	6,232,008	EUR	5,630,000	Morgan Stanley & Co. Inc.	8/4/23	40,646
USD	8,855,429	EUR	8,000,000	Morgan Stanley & Co. Inc.	8/4/23	57,756
USD	5,832,358	ZAR	108,700,000	Barclays Bank PLC	8/15/23	(236,693)
USD	12,507,205	ZAR	249,000,000	Citibank N.A.	8/15/23	(1,395,221)
ZAR	49,400,000	USD	2,621,828	Citibank N.A.	8/15/23	136,325
ZAR	101,900,000	USD	5,251,846	HSBC Securities Inc.	8/15/23	437,540
ZAR	144,800,000	USD	7,936,812	Morgan Stanley & Co. Inc.	8/15/23	147,811
AUD	11,760,000	USD	7,747,900	JPMorgan Chase & Co.	8/31/23	160,512
NOK	80,600,000	USD	7,986,376	UBS Securities LLC	9/29/23	(18,965)
USD	11,032,247	BRL	53,780,000	HSBC Securities Inc.	10/19/23	(192,301)
USD	13,842,714	MXN	236,500,000	Citibank N.A.	10/27/23	(52,489)
USD	8,510,065	COP	34,750,000,000	JPMorgan Chase & Co.	10/30/23	(138,177)
EUR	20,580,000	USD	22,766,934	JPMorgan Chase & Co.	11/7/23	(28,705)
USD	5,088,819	EUR	4,600,000	JPMorgan Chase & Co.	11/7/23	6,416
USD	9,370,064	EUR	8,470,000	JPMorgan Chase & Co.	11/7/23	11,814

Net unrealized depreciation on open forward foreign currency contracts						$(1,206,042)

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

Abbreviation(s) used in this table:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
COP	—	Colombian Peso
EUR	—	Euro
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
ZAR	—	South African Rand

At July 31, 2023, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Lumen Technologies Inc., 7.500%, due 4/1/24)	$1,625,000	6/20/25	32.763%	1.000% quarterly	$(659,596)	$(64,357)	$(595,239)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2023 Quarterly Report	11

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

12

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

13

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$144,132,612	—	$144,132,612
Sovereign Bonds	—	87,354,530	—	87,354,530
Collateralized Mortgage Obligations	—	32,098,219	—	32,098,219
Mortgage-Backed Securities	—	2,546,224	—	2,546,224
Convertible Bonds & Notes	—	1,717,665	—	1,717,665
Senior Loans	—	982,586	—	982,586

Total Long-Term Investments	—	268,831,836	—	268,831,836

Short-Term Investments†	$2,099,800	—	—	2,099,800

Total Investments	$2,099,800	$268,831,836	—	$270,931,636

Other Financial Instruments:
Futures Contracts††	$128,935	—	—	$128,935
Forward Foreign Currency Contracts††	—	$1,023,290	—	1,023,290

Total Other Financial Instruments	$128,935	$1,023,290	—	$1,152,225

Total	$2,228,735	$269,855,126	—	$272,083,861

14

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$662,927	—	—	$662,927
Forward Foreign Currency Contracts††	—	$2,229,332	—	2,229,332
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	659,596	—	659,596

Total	$662,927	$2,888,928	—	$3,551,855

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2023. The following transactions were effected in such company for the period ended July 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$7,472,789	$85,177,205	85,177,205	$90,550,194	90,550,194	—	$174,108	—	$2,099,800

15